Long-Term Debt (Schedule of Minimum Future Maturities of Long-term Debt And Capital Lease Obligations) (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Long-Term Debt [Member]
Minimum future maturities of long-term debt and capital lease obligations
2016	$ 3,112
2017	17,500
2018	17,500
2019	105,000
2020	0
Thereafter	0
Total	143,112
Capital Lease Obligations [Member]
Minimum future maturities of long-term debt and capital lease obligations
2016	11,262
2017	9,164
2018	6,307
2019	2,595
2020	538
Thereafter	0
Total	$ 29,866